Commitments and contingencies - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($)	Dec. 31, 2024 CAD ($) carrier	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure of contingent liabilities [line items]
Number of major cable carriers | carrier		5
Operating revenues		$ 24,409	$ 24,673
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Operating revenues	$ 44
Forecast
Disclosure of contingent liabilities [line items]
Consideration transferred, liabilities assumed, debt				$ 2,000	$ 1,450
Consideration transferred, acquisition-date fair value				7,000	5,100
Forecast | Zipfy Fiber
Disclosure of contingent liabilities [line items]
Consideration recognized as of acquisition date				$ 5,000	$ 3,650